Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of income/(loss) before income tax expenses

Income before income tax expense consist of:

	Year ended December 31,
	2018	2019	2020
	US$	US$	US$
PRC	355,674,888	355,606,696	162,967,377
Non PRC	(105,275,621)	(122,099,522)	(95,392,067)
Total	250,399,267	233,507,174	67,575,310

Schedule of income tax expenses

Income tax expense for the years ended December 31, 2018, 2019 and 2020 is summarized as follows:

	Year ended December 31,
	2018	2019	2020
	US$	US$	US$
Current:
CIT tax expense	141,399,866	133,862,272	(21,471,662)
Land Appreciation Tax ("LAT") expense	62,996,403	68,631,338	90,907,634
Deferred tax benefit	(59,949,022)	(52,015,238)	65,623,218
Income tax expense	144,447,247	150,478,372	135,059,190

Schedule of Effective Income Tax Rate Reconciliation

The Group’s income tax expense differs from the tax expense computed by applying PRC statutory CIT rate of 25% for the years ended December 31, 2018, 2019 and 2020 as follows:

	Year ended December 31,
	2018	2019	2020
	US$	US$	US$
CIT at rate of 25%	62,599,817	58,376,794	16,893,828
Tax effect of non-deductible expenses	5,799,761	8,867,037	18,115,751
LAT expense	62,996,403	68,631,338	90,907,634
CIT benefit of LAT	(15,749,101)	(17,157,834)	(22,726,908)
Changes in valuation allowance	(491,075)	23,073,210	5,463,801
International rate differences	18,224,012	17,351,758	15,736,526
Dividend and interest withholding taxes	15,403,663	(3,816,800)	13,132,901
Adjustment of estimated income tax accruals	(3,952,396)	(4,285,329)	(2,850,373)
Others	(383,837)	(561,802)	386,030
Income tax expense	144,447,247	150,478,372	135,059,190

Schedule of Reconciliation of Unrecognized Tax Benefits

The following table summarizes the activities related to the Group’s unrecognized tax benefits:

	2018	2019	2020
	US$	US$	US$
Balance at January 1	31,231,376	45,939,234	73,605,084
Additions for tax positions of current year	15,500,052	14,547,590	26,350,344
Reclassification from prior year tax payable	—	13,118,260	14,361,802
Reductions for tax positions of prior years	—	—	(13,118,260)
Reduction due to company liquidation	(792,194)	—	—
Balance at December 31	45,939,234	73,605,084	101,198,970

Schedule of deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the Group’s deferred tax assets and liabilities as of December 31, 2019 and 2020 are as follows:

	December 31,	December 31,
	2019	2020
	US$	US$
Deferred tax assets:
Tax loss carried forward	50,163,293	66,153,464
Accruals and provisions	62,936,343	96,041,259
Capitalized expenses	50,288,336	67,506,415
Revenue recognition at a point in time less tax paid under deemed profit method	127,927,710	29,232,706
Revenue recognition of real estate lease income on a straight-line basis	17,164,019	12,394,780
Deemed interest expense	55,979,839	79,851,523
Valuation allowance	(28,022,499)	(25,978,488)
Operating lease liability	2,805,537	2,114,483
Others	418,310	—
Total deferred tax assets	339,660,888	327,316,142
Deferred tax liabilities:
Revenue recognition over time	(84,241,946)	(140,019,916)
Real estate properties accelerated cost deduction	(1,193,345)	—
Taxable temporary differences arising from asset acquisitions	(280,540,093)	(240,306,881)
Dividend and interest withholding taxes	(49,174,479)	(62,292,677)
Operating lease right-of-use assets	(2,950,373)	(2,129,188)
Others	—	—
Total deferred tax liabilities	(418,100,236)	(444,748,662)